Note 20 - Carrying value of the Groups assets pledged as collateral for liabilities or contingent liabilities (Detail) - Carrying Value of the Assets Pledged as Collateral [Member] - EUR (€)
€ in Millions
		Dec. 31, 2024	Dec. 31, 2023
Carrying Value of the Assets Pledged as Collateral [Line Items]
Financial assets at fair value through profit or loss		€ 58,749	€ 55,166
Financial assets at fair value through other comprehensive income		5,263	7,222
Loans		41,758	54,148
Other		4,462	9,610
Total	[1]	€ 110,231	€ 126,146

[1]	Excludes assets pledged as collateral from transactions that do not result in liabilities or contingent liabilities